Prepayments and other assets	12 Months Ended
Dec. 31, 2022
Schedule of Prepayments [Abstract]
Prepayments and other assets	Prepayments and other assets

(in €‘000)	December 31, 2022	December 31, 2021
Current prepayments and other assets	9,079	11,432
Total	9,079	11,432
Current prepayments and other assets primarily relate to prepaid chargers, charging equipment that have not yet been delivered to the Group, prepaid software licenses with a duration of less than twelve months, prepaid insurance premiums, prepaid extended warranty and other costs to fulfil a contract.